Employee benefits - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Day	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Text Block [Abstract]
Post employment benefit expense, Defined contribution plans | €	€ 1,719	€ 1,729	€ 3,503
Number of pension plans classified as defined benefit plans | Day	4